Expense Example	Jul. 03, 2025 USD ($)
Alpha Architect Global Equity ETF | Alpha Architect US Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Alpha Architect Global Equity ETF | Alpha Architect Global Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Alpha Architect 1-3 Year Box ETF | Alpha Architect 1-3 Year Box ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Intermediate-Term Treasury Bond ETF | Alpha Architect Intermediate-Term Treasury Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Long-Term Treasury Bond ETF | Alpha Architect Long-Term Treasury Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Aggregate Bond ETF | Alpha Architect Aggregate Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Inflation-Protected Securities ETF | Alpha Architect Inflation-Protected Securities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	63
Alpha Architect Real Estate ETF | Alpha Architect Real Estate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	$ 63